Fair Value Measurements (Details) - Public Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Fair Value Measurements [Line Items]
Fair value of warrant liabilities
Quoted prices of public warrants		$ 0.99